Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

13 Goodwill

Changes in goodwill:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance at the beginning of the period	6,105,020	5,828,691	5,835,418
Acquired in business combination (1)	2,851	—	18,725
Business combinations adjustment (2)	—	11,842	5,955
Disposal	—	—	(16,358)
Exchange rate variation	(690,737)	264,487	(15,049)
Balance at the end of the period	5,417,134	6,105,020	5,828,691

(1)	Refers to non-material acquisitions in business combinations of the indirect subsidiary Seara Alimentos Ltda.
(2)	Refers to the business combination adjustment in TriOak.

Goodwill represents the positive difference between consideration paid to purchase a business and the net fair value of identifiable assets and liabilities of the acquired entity. Goodwill is recognized as an asset and included in “Goodwill” in the Statement of Financial Position. Goodwill is related to an expectation of future earnings of the acquired subsidiary after assets and liabilities are combined with the Group and cost savings resulting from synergies expected to be achieved upon the integration of the acquired business.

Goodwill is an indefinite lived asset and is required to be tested for impairment annually or whenever there is evidence of a decline in fair value. Assets and liabilities are grouped into CGU’s (Cash generating units) for impairment testing purposes. Any impairment loss is recognized immediately in the statement of income and cannot be reversed.

Upon the sale of a business, the goodwill or corresponding portion of goodwill is included in the calculation of profit or loss on disposal.

For the year ended December 31, 2024, and 2023, the Group tested the recoverability of each CGU group containing goodwill to determine the recoverable amount (value in use or fair value) through discounted cash flow models. The determination of the recoverable amount involves using assumptions, such as revenue growth margins, costs and expenses, capital expenditures, working capital requirements terminal growth and discount rates.

Management projects cash flows for a maximum period of 5 years for the CGU of Brazil Beef and USA Pork, to better reflect the long cycle of each group when it refers to the useful life of the animals used in production. The terminal value was assigned based on an expected growth rate of perpetuity for the CGU groups. The weighted average rate of the cost of capital (WACC), used as the discount rate, was estimated on a post-tax basis based on the historical industry performance for to each CGU group and external sources of information regarding market risks.

For the purposes of impairment testing CGUs have been aggregated into the following groups representing the lowest level within the Group at which the goodwill is monitored for internal management purposes and that have significant amounts of goodwill allocated to them:

CGUs	December 31, 2024	December 31, 2023
Brazil Beef	1,464,710	1,873,448
Seara	602,869	766,970
USA Pork	694,534	694,534
Moy Park (1)	—	777,583
Pilgrim’s Food Masters (PFM) (1)	—	336,683
Australia Smallgoods	283,441	310,598
Australia Meat	256,395	280,915
PPC - Fresh Poultry (1)	401,396	—
PPC - Brands & Snacking (1)	262,431	—
PPC - Fresh Pork/Lamb (1)	202,512	—
PPC - Food Service (1)	173,125	—
PPC - Meals (1)	58,178	—
Others CGUs without significant goodwill (2)	1,017,543	1,064,289
Total	5,417,134	6,105,020

For the year ended December 31,2024 and 2023, the goodwill impairment test did not indicate impairment loss in any of the CGU groups.

(1)	On July 1, 2024, the Company effectively completed the reorganization of the cash-generating units (CGU) Moy Park and Pilgrim’s Food Masters, driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”) in Europe. The purpose of these activities is to integrate core operations and reallocate processing capacities across production facilities, resulting in the closure of some facilities in Europe. As a result of this reorganization, the Company reassigned assets and liabilities to the applicable CGUs and allocated goodwill using the relative net assets approach. The new CGUs are Fresh Pork/Lamb, Fresh Poultry, Food Service, Meals, and Brands & Snacking. As at December 31, 2024 the total carrying amount of these CGU’s is US$1,097,642. The Company then performed an impairment test on the CGUs on both a pre- and post reorganization basis. There was no impairment recognized as a result of this test.

(2)	They comprise about 19 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.

The Company additionally assessed if its reorganization indicated that any carrying amounts of its non-goodwill intangible assets might not be recoverable. The reorganization did not result in any change in business use for any of the intangible assets and therefore, the Company determined that no indicators were present that required the annual test of the recoverability of the asset group-level carrying amounts of its intangible assets.

The key assumptions used in the estimation of the recoverable amount are set out below.

	December 31, 2024
	Brazil Beef	Seara	USA Pork	Australia Smallgoods	Australia Meat	PPC - Fresh Poultry	PPC - Brands & Snacking	PPC - Fresh Pork/ Lamb	PPC - Food Service	PPC - Meals

Discount rate (pre tax)	14.4%	16.1%	9.5%	8.4%	8.4%	14.5%	14.6%	14.7%	14.8%	14.9%
Terminal value growth rate	3.6%	3.6%	2.5%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	6.2%	14.1%	1.5%	8.8%	2.3%	10.6%	6.1%	4.7%	2.8%	3.4%

	December 31, 2023
	Brazil Beef	Seara	USA Pork	Moy Park	Pilgrim’s Food Masters (PFM)	Autralia Smallgoods	Australia Meat

Discount rate (pre tax)	13.5%	15.8%	9.8%	14.0%	13.0%	9.0%	9.1%
Terminal value growth rate	3.5%	3.3%	2.5%	2.0%	2.7%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	7.2%	13.2%	2.8%	7.4%	6.3%	8.6%	2.3%

Operation	Revenue source	Specific operating costs
Brazil Beef	Sales from the beef operation in Brazil.	Historical performance and price trends of raw materials, especially cattle and international freight.
Seara	Sales from pork, poultry, and prepared foods operations.	Historical performance and price trends of primary raw materials and international freight.
USA Suínos	Sales from pork operations.	Historical performance and raw material price trends.
Austrália Smallgoods	Sales from Primo Foods Pty Ltd and related operations.	Historical performance and hog price trends.
Australia Meat	Sales from beef operations.	Historical performance and raw material price trends.
PPC - Fresh Poultry	Sales from fresh chicken operations.	Historical performance and raw material price trends.
PPC - Brands & Snacking	Sales from branded and snack food operations.	Historical performance and raw material price trends.
PPC - Fresh Pork/Lamb	Sales from pork, lamb, and value-added operations.	Historical performance and raw material price trends.
PPC - Food Service	Sales from food service operations.	Historical performance and raw material price trends.
PPC - Meals	Sales from frozen entrees.	Historical performance and raw material price trends.